Discontinued Operations - Sale of Commercial Business - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Apr. 03, 2017	Jan. 07, 2017
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Reclassified accounts payable, accrued expenses and other from continuing operations to discontinuing operations	$ 600,000
Subsequent Event [Member] | Ipsen [Member] | Asset Sale Agreement [Member] | Clinical Trials in Pancreas as First-Line Treatment [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Additional payments receivable on achievement of certain milestone events		$ 225,000,000
Subsequent Event [Member] | Ipsen [Member] | Asset Sale Agreement [Member] | Clinical Trials in Small Cell Lung Cancer [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Additional payments receivable on achievement of certain milestone events		150,000,000
Subsequent Event [Member] | Ipsen [Member] | Asset Sale Agreement [Member] | Other Unrelated Clinical Trials [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Additional payments receivable on achievement of certain milestone events		75,000,000
Subsequent Event [Member] | Ipsen [Member] | Asset Sale Agreement [Member] | Maximum [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Additional payments receivable on achievement of certain milestone events		$ 450,000,000	$ 450,000,000